Funded Status of the Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 697,240	$ 705,482
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(115,050)	17,903	(126,086)
Pension Plans, Defined Benefit [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(777,815)	(653,396)	(751,605)
Pension Plans, Defined Benefit [Member] | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	662,765	671,299	625,519
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(8,189)	(1,912)	(9,434)
Other Pension Plans Defined Benefit Member | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(42,664)	(36,096)	(40,051)
Other Pension Plans Defined Benefit Member | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	34,475	34,183	30,616
Other Pension Plans Defined Benefit Member | Tax Qualified Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(39,768)	(33,679)
Fair value of plan assets at end of year	34,475	34,183
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(5,293)	504
Other Pension Plans Defined Benefit Member | Benefit Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(2,896)	(2,416)
Fair value of plan assets at end of year	0	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ (2,896)	$ (2,416)